This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.

[LOGO]
                                        The AllianceBernstein Pooling Portfolios
                               - AllianceBernstein Short Duration Bond Portfolio
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Supplement dated October 3, 2006 to the Prospectus dated December 30, 2005, as amended February 14, 2006, of The AllianceBernstein Pooling Portfolios that offers shares of AllianceBernstein Short Duration Bond Portfolio.

The following information replaces certain information with respect to the AllianceBernstein Short Duration Bond Portfolio in the Prospectus under the heading "Portfolio Managers."

The management of, and investment decisions for, each of the other Portfolios are made by certain Investment Policy Groups or teams, the members of which are jointly and primarily responsible for the day-to-day management of each Portfolio. No one person is principally responsible for making recommendations for each Portfolio. Each Investment Policy Group or team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The following table lists the senior most members of each Investment Policy Group or team, the length of time that such person has been responsible for the Portfolio, and the person's principal occupation during the past five years. The Portfolios' SAI provides additional information about the Investment Policy Group or team members' compensation, other account management responsibilities and ownership of the Portfolios.

                                    * * * * *

Portfolio and Responsible       Employee; Year; Title          Principal Occupation(s)
        Group                                                  During the past Five (5)
                                                                         Years


AllianceBernstein Short         Raymond Wong; since October   Vice President of the
Duration Bond Portfolio         2006; Vice President of       Adviser, with which he has
U.S. Investment Grade:          AllianceBernstein L.P. (the   been associated in a
Liquid Markets/Structured       "Adviser")                    substantially similar
Products Investment Team                                      capacity to his current
                                                              position since prior to
                                                              2001.

                                S. Sean Kelleher; since       Senior Vice President of
                                October 2006; Senior Vice     the Adviser, with which he
                                President of the Adviser      has been associated in a
                                                              substantially similar
                                                              capacity to his current
                                                              position since prior to
                                                              2001.

                                Lipkee Lu; since October      Vice President of the
                                2006; Vice President of the   Adviser, with which he has
                                Adviser                       been associated in a
                                                              substantially similar
                                                              capacity to his current
                                                              position since 2005.
                                                              Prior thereto, he was a
                                                              Senior Vice President and
                                                              Portfolio Manager at
                                                              Deerfield Capital
                                                              Management LLC since March
                                                              2001.

                                Shawn Keegan; since October   Vice President of the
                                2006; Vice President of the   Adviser, with which he has
                                Adviser                       been associated in a
                                                              substantially similar
                                                              capacity to his current
                                                              position since 2001.

                                Jeffrey S. Phlegar; since     Executive Vice President
                                October 2006; Executive       of the Adviser, with which
                                Vice President of the         he has been associated in
                                Adviser                       a substantially similar
                                                              capacity to his current
                                                              position since prior to
                                                              2001.



This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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